Shareholders' Equity - Schedule of Preferred Shares Issued and Outstanding (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock
Preferred stock, value	$ 6,949	$ 7,041
Preferred shares
Class of Stock
Preferred stock, shares	44,000,000	44,000,000
Preferred stock, value	$ 1,076	$ 1,077
Share issuance costs, net of taxes	$ (30)	$ (29)
Preferred shares | Series A
Class of Stock
Preferred stock, shares	6,746,679	6,746,679
Preferred stock, value	$ 169	$ 169
Preferred shares | Series B
Class of Stock
Preferred stock, shares	1,253,321	1,253,321
Preferred stock, value	$ 31	$ 31
Preferred shares | Series C
Class of Stock
Preferred stock, shares	8,000,000	8,000,000
Preferred stock, value	$ 206	$ 206
Preferred shares | Series E
Class of Stock
Preferred stock, shares	8,000,000	8,000,000
Preferred stock, value	$ 200	$ 200
Preferred shares | Series G
Class of Stock
Preferred stock, shares	6,885,823	6,885,823
Preferred stock, value	$ 172	$ 172
Preferred shares | Series H
Class of Stock
Preferred stock, shares	1,114,177	1,114,177
Preferred stock, value	$ 28	$ 28
Preferred shares | Series K
Class of Stock
Preferred stock, shares	12,000,000	12,000,000
Preferred stock, value	$ 300	$ 300